Right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Right-of-use asset
Right-of-use asset at beginning of period	$ 8,198	$ 10,769
Additions	1,171	(2,359)
Derecognition of right-of-use assets	(504)	(582)
Translation to presentation currency	(810)	370
Right-of-use asset at end of period	8,055	8,198
Cost
Right-of-use asset
Right-of-use asset at beginning of period	21,713	20,860
Additions	5,541	2,287
Derecognition of right-of-use assets	(3,249)	(2,320)
Translation to presentation currency	(2,596)	886
Right-of-use asset at end of period	21,409	21,713
Depreciation
Right-of-use asset
Right-of-use asset at beginning of period	(13,515)	(10,091)
Additions	(4,370)	(4,646)
Derecognition of right-of-use assets	2,745	1,738
Translation to presentation currency	1,786	(516)
Right-of-use asset at end of period	(13,354)	(13,515)
Real estate | Cost
Right-of-use asset
Right-of-use asset at beginning of period	19,370	18,523
Additions	4,623	1,636
Derecognition of right-of-use assets	(2,422)	(1,496)
Translation to presentation currency	(2,073)	707
Right-of-use asset at end of period	19,498	19,370
Real estate | Depreciation
Right-of-use asset
Right-of-use asset at beginning of period	(12,368)	(9,243)
Additions	(3,628)	(3,845)
Derecognition of right-of-use assets	2,103	1,165
Translation to presentation currency	1,513	(445)
Right-of-use asset at end of period	$ (12,380)	$ (12,368)
Weighted average rate (p.a.)	21.62%	20.90%
Vehicles | Cost
Right-of-use asset
Right-of-use asset at beginning of period	$ 2,343	$ 2,337
Additions	918	651
Derecognition of right-of-use assets	(827)	(824)
Translation to presentation currency	(523)	179
Right-of-use asset at end of period	1,911	2,343
Vehicles | Depreciation
Right-of-use asset
Right-of-use asset at beginning of period	(1,147)	(848)
Additions	(742)	(801)
Derecognition of right-of-use assets	642	573
Translation to presentation currency	273	(71)
Right-of-use asset at end of period	$ (974)	$ (1,147)
Weighted average rate (p.a.)	33.00%	33.00%